Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxes on income
In respect of current year	$ 734	$ 2,569	$ 1,878
In respect of prior years	1	(18)	(48)
Deferred tax income
Creation and reversal of temporary differences	3,963	14,124	9,669
Total taxes on income	$ 4,698	$ 16,675	$ 11,499